Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Disclosure of the schedule of debt

	December 31, 2020			December 31, 2019
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:(4)
5.84% due October 14, 2022 (Cdn$446.0)(d)(3)	350.1	351.1	377.6	343.9	345.9	373.8
4.50% due March 22, 2023 (Cdn$400.0)(d)(3)	314.0	312.9	334.1	308.5	307.0	326.0
4.142% due February 7, 2024(d)	85.0	85.0	85.1	85.0	85.0	85.1
4.875% due August 13, 2024(d)	282.5	280.6	309.7	282.5	280.0	300.8
4.95% due March 3, 2025 (Cdn$350.0)(d)	274.7	272.5	306.3	269.9	267.1	293.1
8.30% due April 15, 2026(e)	91.8	91.7	118.6	91.8	91.6	116.1
4.70% due December 16, 2026 (Cdn$450.0)(d)	353.2	351.5	394.6	347.0	345.1	370.0
4.25% due December 6, 2027 (Cdn$650.0)(d)	510.2	508.5	558.3	501.3	499.3	515.7
2.75% due March 29, 2028 (€750.0)(d)	917.7	904.4	1,023.9	841.9	827.0	910.2
4.85% due April 17, 2028(d)	600.0	595.8	677.6	600.0	595.2	648.9
4.23% due June 14, 2029 (Cdn$500.0)(d)	392.5	390.6	426.7	385.6	383.6	391.4
4.625% due April 29, 2030(d)(1)	650.0	645.4	731.8	—	—	—
7.75% due July 15, 2037(e)	91.3	90.6	123.1	91.3	90.5	113.8
Revolving credit facility(2)	700.0	700.0	700.0	—	—	—
	5,613.0	5,580.6	6,167.4	4,148.7	4,117.3	4,444.9
Borrowings - insurance and reinsurance companies
Odyssey Group floating rate unsecured senior notes due 2021	90.0	90.0	91.0	90.0	90.0	92.5
Allied World 4.35% senior notes due October 29, 2025	500.0	505.0	544.9	500.0	506.1	524.1
Allied World revolving credit facility and other borrowings	40.8	44.2	51.4	39.4	43.0	46.4
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.3	38.3	38.5	38.3	38.3
Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)(5)	184.5	184.5	170.4	178.8	180.8	181.2
Brit floating rate revolving credit facility	130.0	130.0	130.0	140.0	140.0	140.0
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.4	41.4	41.4	41.3
	1,025.2	1,033.4	1,067.4	1,028.1	1,039.6	1,063.8
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loan(6)	550.0	547.2	550.0	550.0	547.2	550.0
Fairfax India subsidiary borrowings	167.1	166.4	166.4	155.1	155.1	155.1
AGT credit facilities, senior notes and loans (note 23)(7)	516.4	514.2	514.0	435.7	432.8	433.1
Recipe term loans and credit facilities	430.7	428.4	428.4	413.5	410.7	410.8
Boat Rocker demand loans and revolving credit facilities	184.6	183.0	183.0	147.6	147.6	147.5
Fairfax Africa subsidiary borrowings(f)	—	—	—	102.4	102.4	102.4
Loans and revolving credit facilities primarily at floating rates(8)	362.0	360.8	360.8	279.9	279.9	277.7
	2,210.8	2,200.0	2,202.6	2,084.2	2,075.7	2,076.6
Total debt	8,849.0	8,814.0	9,437.4	7,261.0	7,232.6	7,585.3

(a)    Principal net of unamortized issue costs and discounts (premiums).
(b)    Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)    These borrowings are non-recourse to the holding company.
(d)    Issuer may redeem any time at prices specified in the instrument's offering document.
(e)    Not redeemable prior to the contractual maturity date.
(f)    On December 8, 2020 Fairfax Africa’s borrowings were deconsolidated pursuant to the transaction described in note 23.
Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2020				2019
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	4,117.3	1,039.6	2,075.7	7,232.6	3,859.5	995.7	1,625.2	6,480.4
Cash inflows from issuances	645.0	—	107.8	752.8	456.5	—	302.7	759.2
Cash outflows from repayments	—	(0.3)	(82.5)	(82.8)	(326.5)	(0.2)	(308.5)	(635.2)
Net cash inflows (outflows) from credit facilities and short term loans	700.0	(10.0)	60.5	750.5	—	132.1	(16.9)	115.2
Non-cash changes:
Acquisitions (note 23)	—	—	127.4	127.4	—	—	687.7	687.7
Deconsolidation of subsidiary (note 23)	—	—	(118.7)	(118.7)	—	—	(246.2)	(246.2)
Loss on redemption	—	—	—	—	23.7	—	—	23.7
Liabilities associated with assets held for sale (note 23)	—	—	—	—	—	(91.4)	—	(91.4)
Foreign exchange effect and other	118.3	4.1	29.8	152.2	104.1	3.4	31.7	139.2
Balance – December 31	5,580.6	1,033.4	2,200.0	8,814.0	4,117.3	1,039.6	2,075.7	7,232.6

Disclosure of borrowing repayments
Principal repayments on borrowings are due as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Holding company	700.0	350.1	314.0	367.5	274.7	3,606.7	5,613.0
Insurance and reinsurance companies	242.8	0.3	0.3	0.3	500.4	281.1	1,025.2
Non-insurance companies	1,309.2	210.8	58.7	309.5	34.5	288.1	2,210.8
Total	2,252.0	561.2	373.0	677.3	809.6	4,175.9	8,849.0